BASIS OF PREPARATION - Schedule Of Subsidiaries De-Consolidated From Control Ceases (Details)	12 Months Ended
Dec. 31, 2023
Premier Gold Mines USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Goldcorp Dee LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Ruby Hill Mining Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Osgood Mining Company LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Au-Reka Gold LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Golden Hill Mining LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Argenta LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%